Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance, beginning of year	$ 12,464,000,000	$ 11,720,000,000
Disposition of Aitken Creek (Note 21)	(27,000,000)	0
Foreign currency translation impacts	(253,000,000)	744,000,000
Balance, end of year	12,184,000,000	12,464,000,000
Goodwill impairment loss	$ 0	$ 0